Goodwill by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jul. 03, 2010	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011
Goodwill [Line Items]
Gross goodwill	$ 725	$ 730				$ 730
Accumulated impairment losses	(382)	(382)				(382)
Net goodwill	343	348	348	348	348	348
Acquisitions	36
Held for disposal	(31)
Retail
Goodwill [Line Items]
Gross goodwill	103	139				139
Net goodwill	103	139				139
Acquisitions	36
Food Service Other
Goodwill [Line Items]
Gross goodwill	622	591				591
Accumulated impairment losses	(382)	(382)				(382)
Net goodwill	240	209				209
Held for disposal	$ (31)